Income Tax	12 Months Ended
Mar. 31, 2023
Income Tax [Abstract]
INCOME TAX
7.	INCOME TAX

(a) Income tax expense

The significant components of income tax expense are as follows:

	Year ended March 31,
Income tax expense	2023	2022
Current	$9,358	$8,760
Deferred	4,685	5,028
	$14,043	$13,788

The reconciliation of the Canadian statutory income tax rates to the effective tax rate is as follows:

	Years ended March, 31
	2023	2022
Canadian statutory tax rate	27.00%	27.00%
Income before income taxes	$35,143	$57,072
Income tax expense computed at Canadian statutory rates	9,489	15,409
Foreign tax rates different from statutory rate	(4,976)	(3,398)
Permanent items	(1,048)	635
Withholding taxes	3,789	1,428
Change in unrecognized deferred tax assets	6,789	(286)
Income tax expense	$14,043	$13,788

(b) Deferred income tax

The continuity of deferred income tax assets (liabilities) is summarized as follows:

	Years ended March, 31
	2023	2022
Net deferred income tax liabilities, beginning of the year	$(47,128)	$(40,792)
Deferred income tax expense recognized in net income for the year	(4,685)	(5,028)
Deferred income tax expense recognized in other comprehensive income for the year	240	122
Foreign exchange impact	3,656	(1,430)
Net deferred income tax liabilities, end of the year	$(47,917)	$(47,128)

The significant components of the Company’s deferred income tax are as follows:

	March 31, 2023	March 31, 2022
Deferred income tax assets
Plant and equipment	$2,054	$2,230
Non-capital loss carry forwards	747	-
Environmental rehabilitation	1,765	2,021
Unrealized loss on investments	363	122
Other deductible temporary difference	41	133
Total deferred income tax assets	4,970	4,506

Deferred income tax liabilities
Plant and equipment	(1,905)	(2,024)
Mineral rights and properties	(50,821)	(49,386)
Other taxable temporary difference	(161)	(224)
Total deferred income tax liabilities	(52,887)	(51,634)

Net deferred income tax liabilities	(47,917)	(47,128)

Of which
-Deferred tax assets	179	905
-Deferred tax liabilities	$(48,096)	$(48,033)

Deferred tax assets are recognized to the extent that the realization of the related tax benefit through future taxable profits is probable. The ability to realize the tax benefits is dependent upon numerous factors, including the future profitability of operations in the jurisdictions in which the tax benefits arose. Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	March 31, 2023	March 31, 2022
Non-capital loss carry forward	$65,200	$69,341
Plant and equipment	2,553	2,331
Mineral rights and properties	3,562	2,006
Other deductible temporary difference	20,354	21,088
	$91,669	$94,766

As at March 31, 2023, the Company has the following net operating losses, expiring in various years to 2043 and available to offset future taxable income in Canada and China, respectively.

	Canada	China	Total
2024		1,220	1,220
2025		833	833
2026		246	246
2027		1,207	1,207
2028		1,772	1,772
2029	1,085		1,085
2030	6,296		6,296
2031	9,134		9,134
2032	9,401		9,401
2033	7,388		7,388
2034	6,709		6,709
2035	113		113
2036	541		541
2037	2,359		2,359
2038	2,666		2,666
2039	1,990		1,990
2040	3,926		3,926
2041	84		84
2042	5,552		5,552
2043	2,678		2,678
	$59,922	$5,278	$65,200

As at March 31, 2023, temporary differences of $188.6 million (March 31, 2022 - $184.6 million) associated with the investments in subsidiaries have not been recognized as the Company is able to control the timing of the reversal of these differences which are not expected to reverse in the foreseeable future.